Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Tangible assets	$ 511,286	$ 537,128
Assets under construction	3,311	713
Intangible assets	150,289	153,062
Right-of-use assets	10,848	8,003
Deferred tax assets	1,010	82
Other assets	1,189	2,873
Total non-current assets	677,933	701,861
Current Assets
Inventories	10,468	8,611
Trade receivables	45,962	44,026
Contract assets	532	418
Prepayments and other assets	8,126	6,176
Deferred tax assets	390	0
Cash and cash equivalents	49,864	32,580
Restricted cash	300	0
Total current assets	115,642	91,811
Total Assets	793,575	793,672
Equity
Issued capital	20	20
Share premium	233,441	233,441
Accumulated deficit	(85,795)	(81,353)
Total equity	147,666	152,108
Non-current liabilities
Interest-bearing loans and borrowings	523,751	516,374
Contract liabilities	1,313	0
Promissory Note (related party)	0	10,000
Lease liabilities	10,084	7,656
Provisions	733	561
Deferred tax liabilities	9,962	10,495
Income tax payable	9	34
Other non-current liabilities	392	575
Total non-current liabilities	546,244	545,695
Current liabilities
Trade and other payables	61,344	62,325
Contract liabilities	3,100	1,473
Interest-bearing loans and borrowings	23,544	25,976
Promissory Note (related party)	10,000	5,000
Lease liabilities	1,677	1,095
Total current liabilities	99,665	95,869
Total liabilities	645,909	641,564
Total equity and liabilities	$ 793,575	$ 793,672